SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION
The Company operates as one reportable segment. The Company’s Chief Operating Decision Maker ("CODM"), its Chief Executive Officer ("CEO"), reviews financial information on a consolidated basis to make operating decisions, assess financial performance, and allocate resources.

In evaluating performance, the CODM primarily assesses operating loss and net loss, as reported on the consolidated statement of operations and regularly reviews certain significant expense categories, including content amortization, other cost of revenues, advertising and marketing, payroll and related expenses, and other general and administrative expenses. These expense categories are considered key factors in managing the business and guiding resource allocation decisions.

This approach ensures that the Company’s financial reporting reflects the way management monitors expenses and overall financial performance.
The following table presents financial information with respect to the Company’s single operating segment for the years ended December 31, 2024, and 2023;

	Year Ended December 31,
(in thousands)	2024	2023

Revenues	$51,134	$56,889
Less:
Content amortization	19,130	22,905
Other cost of revenues	6,233	12,648
Advertising and marketing	14,434	17,390
Payroll and related	10,515	12,186
Other general and administrative	14,155	17,261
Impairment of content assets	—	18,970
Total operating expenses	64,467	101,360
Operating loss	(13,333)	(44,471)
Other segment items*	$524.00	$(3,919.00)
Loss before income taxes	$(12,809)	$(48,390)
Provision for income taxes	$132	$506
Net loss	$(12,941)	$(48,896)
* Other segment items include changes in the fair value of warrant liabilities, interest and other income, and equity method investment loss. See the consolidated financial statements for additional information regarding the Company’s operating segment.

All long-lived tangible assets are located in the U.S. For the years ended December 31, 2024, and 2023, revenue by geographic region based on customer location was as follows:

	Year Ended December 31,
(in thousands)	2024		2023

United States	$33,457	65%	$31,978	56%
International	17,677	35%	24,911	44%
Total	$51,134	100%	$56,889	100%
No revenue from any foreign country comprised of 10% or greater of total revenue for either of the periods presented.